Cover	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity File Number	1-36758
Entity Registrant Name	JRSIS HEALTH CARE CORPORATION
Entity Central Index Key	0001597892
Entity Tax Identification Number	46-4562047
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	No. 38 South Street
Entity Address, Address Line Two	Hulan District
Entity Address, City or Town	Harbin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	150025
City Area Code	86-451
Local Phone Number	56888933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false